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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: Jun 02
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    CF FX, L.L.C.
          ---------------------------------------------
 Address: 30 S. Wacker Dr #2707
          ---------------------------------------------
          Chicago, IL 60606
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:      028-06493
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    John Gordon
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (312) 906-7366
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ John Gordon          Chicago, IL                   8-9-02
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      None
                                         -------------------
 Form 13F Information Table Entry Total: 41
                                         -------------------
 Form 13F Information Table Value Total: $199,541
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------
                                                                                Shr/                                 Sole
                                Title                    Value    Shares/       Put/    Investment     Other        Voting
     Name of Issuer           or Class      Cusip        (000)    Prin Amnt     Call    Discretion    Managers    Auth Strike
-----------------------------------------------------------------------------------------------------------------------------
AGILENT                        CONVERT    00846UAB7        508       500,000    PRN        sole          N/A         500,000
Agilent Technologies           CONVERT    00846UAA9      5,089     5,000,000    PRN        sole          N/A       5,000,000
AOL Time Warner                CONVERT    02364JAC8      5,108    10,000,000    PRN        sole          N/A      10,000,000
ARCHSTONE COMMUNITIES TR      PREFERRED   039583208     15,166       419,000     SH        sole          N/A         419,000
Berkshire Hathaway Inc         CONVERT    084670AK4      3,508           350    PRN        sole          N/A             350
Celestica Inc                  CONVERT    15101QAA6      2,103     5,000,000    PRN        sole          N/A       5,000,000
Chesapeake                    PREFERRED   165167404      3,596        62,000     SH        sole          N/A          62,000
Community Health Systems       CONVERT    203668AA6      3,144     3,000,000    PRN        sole          N/A       3,000,000
COMPUTER ASSOCIATES            CONVERT    204912AN9      9,956    10,000,000    PRN        sole          N/A      10,000,000
Continental Airlines           CONVERT    210795PD6      2,251     3,000,000    PRN        sole          N/A       3,000,000
Corning                        CONVERT    219350AK1      3,435     5,000,000    PRN        sole          N/A       5,000,000
DIAMOND OFFSHORE DRILL         CONVERT    25271CAC6      1,326     2,500,000    PRN        sole          N/A       2,500,000
ECHOSTAR COMMUNICATIONS        CONVERT    278762AD1      3,455     4,750,000    PRN        sole          N/A       4,750,000
ELAN FINANCE CORP LTD          CONVERT    284129AC7      1,995     4,500,000    PRN        sole          N/A       4,500,000
EQUITY OFFICE PPTYS TRST      PREFERRED   294741509      2,271        50,000     SH        sole          N/A          50,000
EQUITY RESIDENTIAL PROPS      PREFERRED   29476L883     23,016       714,400     SH        sole          N/A         714,400
EQUITY RESIDENTIAL PROPS      PREFERRED   29476L859      8,933       355,800     SH        sole          N/A         355,800
FOSTER WHEELER                 CONVERT    35024PAB8        386     2,000,000    PRN        sole          N/A       2,000,000
GAP STORES                     CONVERT    364760AH1      6,318     5,500,000    PRN        sole          N/A       5,500,000
GENL GROWTH PROPERTIES        PREFERRED   370021206      3,886       120,000     SH        sole          N/A         120,000
Hasbro Inc                     CONVERT    418056AM9      1,878     2,000,000    PRN        sole          N/A       2,000,000
HOST MARRIOTT FIN TRUST       PREFERRED   441079407     11,724       275,000     SH        sole          N/A         275,000
IndyMac                       PREFERRED   456607209      2,425        53,000     SH        sole          N/A          53,000
Isis Pharmaceuticals Inc       CONVERT    464337AA2      2,014     2,350,000    PRN        sole          N/A       2,350,000
IVAX                           CONVERT    465823AG7      6,304     8,500,000    PRN        sole          N/A       8,500,000
L3 communications              CONVERT    502424AD6      3,025     2,500,000    PRN        sole          N/A       2,500,000
L-3 Communications             CONVERT    502424AC8      3,025     2,500,000    PRN        sole          N/A       2,500,000
LEVEL 3 COMMUNICATIONS         CONVERT    52729NAG5        706     3,000,000    PRN        sole          N/A       3,000,000
LSI LOGIC                      CONVERT    502161AF9      5,258     6,500,000    PRN        sole          N/A       6,500,000
Medtronic                      CONVERT    585055AB2      2,540     2,500,000    PRN        sole          N/A       2,500,000
Merrill Lynch                  CONVERT    590188A73      4,851     5,000,000    PRN        sole          N/A       5,000,000
NEW PLAN EXCEL REALTY TR      PREFERRED   648053205        938        36,000     SH        sole          N/A          36,000
Nortel                         CONVERT    656568AB8      3,343     7,000,000    PRN        sole          N/A       7,000,000
PRIMUS TELECOMM GROUP          CONVERT    741929AL7        358     1,000,000    PRN        sole          N/A       1,000,000
SEALED AIR CORP (NEW)         PREFERRED   81211K209          4           100     SH        sole          N/A             100
Shaw Group                     CONVERT    820280AC9      1,144     2,000,000    PRN        sole          N/A       2,000,000
SL GREEN REALTY CORP          PREFERRED   78440X200      5,556       150,000     SH        sole          N/A         150,000
STARWOOD HOTELS RESORTS        CONVERT    85590AAB0      7,789    15,000,000    PRN        sole          N/A      15,000,000
STMICROELECTRONICS NV          CONVERT    861012AB8      3,514     4,000,000    PRN        sole          N/A       4,000,000
US CELLULAR CORP               CONVERT    911684AA6      6,542    19,879,000    PRN        sole          N/A      19,879,000
Wellpoint Health Networks      CONVERT    94973HAA6     21,155    20,000,000    PRN        sole          N/A      20,000,000